Acquisitions (Details 7) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended										12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended				0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Jun. 19, 2012 Crude oil tanks and related equipment	Mar. 31, 2014 Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude oil tanks and related equipment Maximum	Nov. 01, 2012 Pecos	Mar. 31, 2014 Pecos	Mar. 31, 2013 Pecos	Mar. 31, 2013 Pecos Estimated at March 31, 2013	Mar. 31, 2014 Pecos Change	Mar. 31, 2014 Pecos Trade names	Mar. 31, 2013 Pecos Trade names Estimated at March 31, 2013	Mar. 31, 2014 Pecos Trade names Change	Mar. 31, 2013 Pecos Customer relationships Estimated at March 31, 2013	Mar. 31, 2014 Pecos Customer relationships Change	Mar. 31, 2014 Pecos Vehicles	Mar. 31, 2014 Pecos Vehicles Minimum	Mar. 31, 2014 Pecos Vehicles Maximum	Mar. 31, 2013 Pecos Vehicles Estimated at March 31, 2013	Mar. 31, 2014 Pecos Vehicles Change	Mar. 31, 2014 Pecos Buildings and leasehold improvements	Mar. 31, 2014 Pecos Buildings and leasehold improvements Minimum	Mar. 31, 2014 Pecos Buildings and leasehold improvements Maximum	Mar. 31, 2013 Pecos Buildings and leasehold improvements Estimated at March 31, 2013	Mar. 31, 2014 Pecos Buildings and leasehold improvements Change	Mar. 31, 2014 Pecos Crude oil tanks and related equipment	Mar. 31, 2014 Pecos Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Pecos Crude oil tanks and related equipment Maximum	Mar. 31, 2013 Pecos Crude oil tanks and related equipment Estimated at March 31, 2013	Mar. 31, 2014 Pecos Crude oil tanks and related equipment Change	Mar. 31, 2014 Pecos Land	Mar. 31, 2013 Pecos Land Estimated at March 31, 2013	Mar. 31, 2014 Pecos Land Change	Mar. 31, 2014 Pecos Other	Mar. 31, 2014 Pecos Other Minimum	Mar. 31, 2014 Pecos Other Maximum	Mar. 31, 2013 Pecos Other Estimated at March 31, 2013	Mar. 31, 2014 Pecos Other Change	Nov. 12, 2012 Pecos Common units	Nov. 01, 2012 Pecos Common units Minimum	Nov. 01, 2012 Pecos Common units Maximum
Acquisitions
Amount of additional consideration payable										$ 10,200,000
Number of common units issued to acquire business (in shares)																																											1,834,414
General and administrative expense												600,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade											73,609,000		73,704,000	(95,000)
Inventories											1,903,000		1,903,000
Prepaid expenses and other current assets											1,426,000		1,426,000
Property, plant and equipment							17,851,000													22,097,000			19,193,000	2,904,000	1,339,000			1,248,000	91,000	1,099,000			913,000	186,000	223,000	224,000	(1,000)	36,000			177,000	(141,000)
Useful life of property, plant and equipment					3 years	40 years		2 years	40 years												5 years	10 years				5 years	30 years				2 years	15 years							3 years	5 years
Intangible assets															900,000	1,000,000	(100,000)	8,000,000	(8,000,000)
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000							91,747,000		86,661,000	5,086,000
Accounts payable - trade											(50,795,000)		(50,808,000)	13,000
Accrued expenses and other payables											(963,000)		(1,020,000)	57,000
Long-term debt											(10,234,000)		(10,234,000)
Fair value of net assets acquired											132,387,000		132,387,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000										87,444,000
Value of common units issued											44,943,000																																45,000,000	45,000,000	60,000,000
Total consideration paid											$ 132,387,000